Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of components of the provision for income taxes

	December 31, 2013	December 31, 2014
Current:
Federal	$—	$—
State	—	—
Foreign	—	—

Total current	$—	$—
Deferred:
Federal	$(273,843)	$(2,844,539)
State	(48,002)	(511,406)
Foreign	—	—

Total deferred	$(321,845)	$(3,355,945)
Less: valuation allowance	321,845	3,355,945

Total provision for income taxes	$—	$—

Schedule of effective tax rate, differed from the federal statutory rate

	December 31, 2013	December 31, 2014
Statutory rate	(34.0)%	(34.0)%
State taxes	(6.0)%	(5.9)%
Tax credits	(0.7)%	(0.8)%
Other	0.7%	2.2%
Valuation allowance	40.0%	38.5%

Effective tax rate	0.0%	0.0%

Schedule of net deferred tax assets

	December 31, 2013	December 31, 2014
Non-current deferred tax assets:
Net operating losses	$314,089	$3,610,478
Tax credits	7,756	124,025
Other	—	(56,713)

	321,845	3,677,790
Valuation allowance	(321,845)	(3,677,790)

Net non-current deferred tax assets	$—	$—

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits
	December 31, 2013	December 31, 2014
Beginning balance	$—
Change for tax positions	—	31,006

Ending balance	$—	31,006